FINANCE COSTS AND INTEREST INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interest on long-term debt	$ 36	$ 35
Interest on other long-term debt	1	2
Amortization of debt issue costs	2	2
Revolving bank lines fees and other	3	4
Interest expense	42	43
Net interest expense on net pension obligations	0	1
Interest expense on lease liabilities	1	1
Total finance costs	43	45
Interest costs capitalised	$ 4	$ 2